Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Concentration of credit risk with respect to accounts receivable	Concentration of credit risk with respect to accounts receivable are limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables.
One customer
Loss Contingencies [Line Items]
Concentration Risk, Percentage	15.10%	11.90%